Impairment - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Residual impairment and voluntary termination charge	£ 70	£ 10